GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Geograhic Area [Line Items]
Number of operating segments | item	1
Revenue from sales to customers	$ 6,000	$ 2,000
Long-lived assets	$ 3,905	$ 4,483
Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%	100.00%	100.00%
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenue from sales to customers	$ 6,000	$ 2,000
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	3,787	4,240
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	$ 118	$ 243